Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of financial position
Non-current assets	R 391,953	R 357,978	R 310,985
Current assets	78,015	81,257
Non-current liabilities	195,075	150,671
Current liabilities	49,098	59,956
Income Statement
Turnover	203,576	181,461	172,407
Earnings before interest and tax	9,697	17,747	31,705
Earnings attributable to owners of Sasol Limited	4,298	8,729	20,374
Effect of remeasurement items	18,645	9,901	1,616
Depreciation and amortisation expense	17,968	16,425	16,204
Statement of cash flows
Cash flow from operations	48,988	46,638	46,236
Additions to non-current assets	55,800	53,384	60,343
Property, plant and equipment
Other disclosures
Capital commitments	60,095	69,927	90,736
Mining
Income Statement
Turnover	3,222	3,446	2,946
Earnings before interest and tax	4,701	5,244	3,725
Earnings attributable to owners of Sasol Limited	3,021	3,336	2,266
Effect of remeasurement items	45	34	6
Depreciation and amortisation expense	1,805	1,677	1,905
Statement of cash flows
Cash flow from operations	7,025	6,877	5,401
Additions to non-current assets	2,912	3,729	2,839
Mining | Property, plant and equipment
Other disclosures
Capital commitments	2,372	2,640	3,099
Exploration And Production International
Income Statement
Turnover	1,815	1,610	1,750
Earnings before interest and tax	(889)	(3,683)	585
Earnings attributable to owners of Sasol Limited	(1,800)	(4,168)	47
Effect of remeasurement items	1,976	4,241	(6)
Depreciation and amortisation expense	1,582	1,465	2,053
Statement of cash flows
Cash flow from operations	2,528	2,665	1,726
Additions to non-current assets	1,086	2,525	2,600
Exploration And Production International | Property, plant and equipment
Other disclosures
Capital commitments	19,795	18,811	19,431
Energy
Income Statement
Turnover	82,977	69,110	64,254
Earnings before interest and tax	16,566	14,081	11,218
Earnings attributable to owners of Sasol Limited	11,970	8,558	6,395
Effect of remeasurement items	247	971	1,844
Depreciation and amortisation expense	5,331	4,817	4,496
Statement of cash flows
Cash flow from operations	23,247	17,158	17,996
Additions to non-current assets	7,484	6,650	6,781
Energy | Property, plant and equipment
Other disclosures
Capital commitments	10,390	10,320	10,327
Base Chemicals
Income Statement
Turnover	48,113	43,269	41,582
Earnings before interest and tax	(1,431)	918	6,888
Earnings attributable to owners of Sasol Limited	1,622	2,075	5,899
Effect of remeasurement items	3,190	4,512	(374)
Depreciation and amortisation expense	4,788	4,422	4,050
Statement of cash flows
Cash flow from operations	6,343	9,017	11,476
Additions to non-current assets	23,065	20,299	24,182
Base Chemicals | Property, plant and equipment
Other disclosures
Capital commitments	16,504	21,125	30,375
Performance Chemicals
Income Statement
Turnover	67,389	63,986	61,359
Earnings before interest and tax	(7,040)	7,853	8,737
Earnings attributable to owners of Sasol Limited	(3,516)	7,434	7,124
Effect of remeasurement items	13,182	103	136
Depreciation and amortisation expense	3,739	3,299	2,965
Statement of cash flows
Cash flow from operations	9,743	12,303	12,272
Additions to non-current assets	20,403	19,384	23,055
Performance Chemicals | Property, plant and equipment
Other disclosures
Capital commitments	10,434	16,432	26,743
Group Functions
Income Statement
Turnover	60	40	516
Earnings before interest and tax	(2,210)	(6,666)	552
Earnings attributable to owners of Sasol Limited	(6,999)	(8,506)	(1,357)
Effect of remeasurement items	5	40	10
Depreciation and amortisation expense	723	745	735
Statement of cash flows
Cash flow from operations	102	(1,382)	(2,635)
Additions to non-current assets	850	797	886
Group Functions | Property, plant and equipment
Other disclosures
Capital commitments	600	599	761
Operating Segments
Statement of financial position
Non-current assets	382,116	352,384	307,281
Current assets	77,285	77,955
Non-current liabilities	167,489	124,763
Current liabilities	48,059	57,638
Income Statement
Turnover	227,050	202,658	192,807
Operating Segments | Mining
Statement of financial position
Non-current assets	26,485	25,197
Current assets	1,809	2,547
Non-current liabilities	1,701	1,629
Current liabilities	2,601	2,801
Income Statement
Turnover	20,876	19,797	18,962
Operating Segments | Exploration And Production International
Statement of financial position
Non-current assets	13,542	14,217
Current assets	2,475	2,339
Non-current liabilities	6,782	5,684
Current liabilities	1,685	2,371
Income Statement
Turnover	5,184	4,198	4,084
Operating Segments | Energy
Statement of financial position
Non-current assets	67,325	64,526
Current assets	19,727	20,657
Non-current liabilities	11,561	11,616
Current liabilities	13,160	11,462
Income Statement
Turnover	83,803	69,773	64,772
Operating Segments | Base Chemicals
Statement of financial position
Non-current assets	141,160	124,826
Current assets	19,478	15,714
Non-current liabilities	10,612	38,749
Current liabilities	10,234	9,883
Income Statement
Turnover	48,813	43,951	42,288
Operating Segments | Performance Chemicals
Statement of financial position
Non-current assets	126,949	116,945
Current assets	25,007	26,335
Non-current liabilities	11,763	36,538
Current liabilities	12,462	12,584
Income Statement
Turnover	68,296	64,887	62,185
Operating Segments | Group Functions
Statement of financial position
Non-current assets	6,655	6,673
Current assets	8,789	10,363
Non-current liabilities	125,070	30,547
Current liabilities	7,917	18,537
Income Statement
Turnover	78	52	516
Deferred tax assets and liabilities
Statement of financial position
Non-current assets	8,563	4,096	3,082
Non-current liabilities	27,586	25,908
Net tax receivable/payable
Statement of financial position
Current assets	730	3,302
Current liabilities	1,039	2,318
Post-retirement benefit assets
Statement of financial position
Non-current assets	1,274	1,498	622
Intersegmental turnover
Income Statement
Turnover	(23,474)	(21,197)	(20,400)
Intersegmental turnover | Mining
Income Statement
Turnover	(17,654)	(16,351)	(16,016)
Intersegmental turnover | Exploration And Production International
Income Statement
Turnover	(3,369)	(2,588)	(2,334)
Intersegmental turnover | Energy
Income Statement
Turnover	(826)	(663)	(518)
Intersegmental turnover | Base Chemicals
Income Statement
Turnover	(700)	(682)	(706)
Intersegmental turnover | Performance Chemicals
Income Statement
Turnover	(907)	(901)	R (826)
Intersegmental turnover | Group Functions
Income Statement
Turnover	R (18)	R (12)